PROPERTY AND EQUIPMENT	12 Months Ended
Nov. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of November 30:

	2022	2021
Machinery and equipment	$579,076	$451,593
Leasehold improvements	141,580	141,580
Demonstration units	1,685,506	1,685,506
Construction in progress	689,711	-
Total property and equipment	3,095,873	2,278,679
Less: accumulated depreciation	(532,107)	(85,114)
Property and equipment, net	$2,563,766	$2,193,565

Depreciation expense for the years ended November 30, 2022 and 2021 was $446,994 and $85,114, respectively. $88,116 and $57,029 for the years ended November 30, 2022 and 2021, respectively, were reported in cost of sales.